Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

9.	Accounts payable and accrued liabilities:

The accounts payable and accrued liabilities are as follows:

	December 31,	December 31,
	2022	2021
Accounts payable	$16,808,557	$7,515,566
Accrued liabilities	3,463,066	2,255,074
Total	$20,271,623	$9,770,640